FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENT
Schedule of assets and liabilities measured at fair value

	Fair Value Measurement or Disclosure at December 31, 2014 Using
	Quoted Prices in Active Market for Identical Assets	Significant Other Observable Inputs	Unobservable inputs
	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB
Recurring
Warrant liability	—	701,776	—
Total liability measured at fair value	—	701,776	—